Expense Example, No Redemption	Aug. 31, 2025 USD ($)
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund | Neuberger Emerging Markets Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 213
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,188
Expense Example, No Redemption, 10 Years	2,640
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund | Neuberger Equity Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	2,159
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund | Neuberger Focus Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	2,262
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund | Neuberger International Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,101
Expense Example, No Redemption, 10 Years	2,443
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund | Neuberger International Select Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,386
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund | Neuberger Intrinsic Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,400
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund | Neuberger Large Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	2,073
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund | Neuberger Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	2,030
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund | Neuberger Mid Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,116
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund | Neuberger Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,187
Expense Example, No Redemption, 10 Years	2,743
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund | Neuberger Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,327
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) | Neuberger Quality Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,116
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund | Neuberger Real Estate Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,101
Expense Example, No Redemption, 10 Years	2,443
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund | Neuberger Small Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,132
Expense Example, No Redemption, 10 Years	2,505
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund | Neuberger U.S. Equity Impact Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,592
Expense Example, No Redemption, 10 Years	$ 4,042